Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Discontinued Operations [Text Block]
Discontinued Operations
As discussed in the Company's Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2013 filed with the Securities and Exchange Commission on November 8, 2013, the Company completed the divestiture of its former Harland Financial Solutions segment and recorded an after tax gain on the divestiture. This divestiture was reported as a discontinued operation in the consolidated statements of operations in the Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2013, which requires retrospective restatement of prior periods to classify operating results of the former Harland Financial Solutions segment to discontinued operations.
On August 16, 2013, the Company completed the divestiture of its former Harland Financial Solutions segment and recognized an after tax gain on the divestiture. A total of approximately $1,200.0 of cash proceeds was received from the divestiture. In connection with the divestiture, the Company has reclassified the results of the former Harland Financial Solutions segment as discontinued operations for all periods presented. As part of the purchase and sale agreement, the Company is performing and has been compensated for customary transition services related to certain administrative functions for the former Harland Financial Solutions segment as performed for the former Harland Financial Solutions segment prior to its divestiture and as set forth specifically in a transition services agreement. Cash flows from the transition services are considered to be indirect cash flows under applicable accounting guidance. The Company expects the transition services to be completed within one year from the date of the divestiture.
The Company updated financial information and certain related disclosures in these consolidated financial statements for all periods presented to reflect the presentation of the former Harland Financial Solutions segment as discontinued operations.
Operating results for discontinued operations are as follows:

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011	Year ended December 31, 2010

Net revenues	$253.7	$6.3	$279.5	$282.7

Income from discontinued operations before income taxes	23.3	(0.9)	54.8	48.6
Provision for income taxes on discontinued operations	9.5	(0.5)	21.7	20.0
Net income from discontinued operations	$13.8	$(0.4)	$33.1	$28.6